Federated Hermes MDT Market Neutral ETF
Portfolio of Investments
September 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—89.6%
		Communication Services—6.1%
6		Alphabet, Inc., Class A	$ 1,458
271	[1]	CarGurus, Inc.	10,089
11		Electronic Arts, Inc.	2,219
386		Fox Corp.	24,341
43	[1]	Live Nation Entertainment, Inc.	7,026
1	[1]	Netflix, Inc.	1,199
31	[1]	Pinterest, Inc.	997
125	[1]	Reddit, Inc.	28,749
484	[1]	ROBLOX Corp.	67,044
80		Sirius XM Radio, Inc.	1,862
168	[1]	TripAdvisor, Inc.	2,732
35	[1]	Yelp, Inc.	1,092
357	[1]	ZoomInfo Technologies, Inc.	3,895
		TOTAL	152,703
		Consumer Discretionary—13.3%
1,021		Advance Auto Parts, Inc.	62,689
6	[1]	Airbnb, Inc.	729
169	[1]	Amer Sports, Inc.	5,873
25	[1]	Birkenstock Holding PLC	1,131
345	[1]	Capri Holdings Ltd.	6,872
55	[1]	Deckers Outdoor Corp.	5,575
161	[1]	DoorDash, Inc.	43,790
28	[1]	Duolingo, Inc.	9,012
16	[1]	Expedia Group, Inc.	3,420
291	[1]	Five Below, Inc.	45,018
27		Flutter Entertainment PLC	6,858
269		General Motors Co.	16,401
186	[1]	Life Time Group Holdings, Inc.	5,134
66	[1]	Norwegian Cruise Line Holdings Ltd.	1,626
98		Polaris, Inc., Class A	5,697
64		PVH Corp.	5,361
106	[1]	Revolve Group, Inc.	2,258
4		Royal Caribbean Cruises Ltd.	1,294
51	[1]	SharkNinja, Inc.	5,261
36		Steven Madden Ltd.	1,205
31	[1]	Ulta Beauty, Inc.	16,949
288	[1]	Under Armour, Inc., Class A	1,437
691		V.F. Corp.	9,971
1,023	[1]	Viking Holdings Ltd.	63,590
56	[1]	Wayfair, Inc.	5,002
		TOTAL	332,153
		Consumer Staples—4.0%
17		Costco Wholesale Corp.	15,736
328	[1]	Dollar Tree, Inc.	30,953
613	[1]	Maplebear, Inc.	22,534
68		Philip Morris International, Inc.	11,030
13	[1]	Post Holdings, Inc.	1,397

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
18		Spectrum Brands Holdings, Inc.	$ 945
162	[1]	Sprouts Farmers Market, Inc.	17,626
		TOTAL	100,221
		Energy—2.8%
41	[1]	Antero Resources Corp.	1,376
71		Cheniere Energy, Inc.	16,684
123		EOG Resources, Inc.	13,791
77		Halliburton Co.	1,894
115		Murphy Oil Corp.	3,267
50		Oceaneering International, Inc.	1,239
281		PBF Energy, Inc.	8,478
78	[1]	Seadrill Ltd.	2,356
21		Targa Resources, Inc.	3,518
162	[1]	Tidewater, Inc.	8,639
37		Weatherford International PLC	2,532
93		Williams Cos., Inc.	5,892
		TOTAL	69,666
		Financials—12.3%
9	[1]	Affirm Holdings, Inc.	658
40		Ameriprise Financial, Inc.	19,650
33	[1]	Arch Capital Group Ltd.	2,994
5		Assurant, Inc.	1,083
263		Bank of New York Mellon Corp.	28,656
36		Corebridge Financial, Inc.	1,154
13		Globe Life, Inc.	1,859
110	[1]	Green Dot Corp.	1,477
187		Interactive Brokers Group, Inc., Class A	12,867
28		Intercontinental Exchange, Inc.	4,717
259		Jackson Financial, Inc.	26,219
99		Janus Henderson Group PLC	4,407
212	[1]	LendingClub Corp.	3,220
32	[1]	LendingTree, Inc.	2,071
57		Live Oak Bancshares, Inc.	2,008
2		Mastercard, Inc.	1,138
94		Northern Trust Corp.	12,652
361	[1]	PayPal Holdings, Inc.	24,209
32		Principal Financial Group, Inc.	2,653
65		PROG Holdings, Inc.	2,103
81		Progressive Corp., OH	20,003
158		Prudential Financial, Inc.	16,391
253	[1]	Robinhood Markets, Inc.	36,225
98	[1]	SoFi Technologies, Inc.	2,589
256		State Street Corp.	29,699
386	[1]	StoneCo Ltd.	7,299
146		Synchrony Financial	10,373
76		The Travelers Cos., Inc.	21,221
61	[1]	Toast, Inc.	2,227
4		Visa, Inc., Class A	1,366
10	[1]	WEX, Inc.	1,575
		TOTAL	304,763
		Health Care—16.9%
252		AbbVie, Inc.	58,348

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
66	[1]	Acadia Healthcare Co., Inc.	$ 1,634
206	[1]	Align Technology, Inc.	25,795
38	[1]	Alnylam Pharmaceuticals, Inc.	17,328
73		Amgen, Inc.	20,601
69		Baxter International, Inc.	1,571
33	[1]	Biogen, Inc.	4,623
289	[1]	BioMarin Pharmaceutical, Inc.	15,652
157	[1]	Bridgebio Pharma, Inc.	8,154
86		Cardinal Health, Inc.	13,498
33		Cencora, Inc.	10,313
59	[1]	Charles River Laboratories International, Inc.	9,231
301	[1]	Community Health Systems, Inc.	966
83		Dentsply Sirona, Inc.	1,053
668	[1]	Dexcom, Inc.	44,950
228	[1]	Elanco Animal Health, Inc.	4,592
71	[1]	Fulgent Genetics, Inc.	1,605
110	[1]	Guardant Health, Inc.	6,873
55	[1]	Halozyme Therapeutics, Inc.	4,034
96		Humana, Inc.	24,976
74	[1]	Illumina, Inc.	7,028
136	[1]	Incyte Genomics, Inc.	11,534
34	[1]	Insulet Corp.	10,497
8	[1]	Intuitive Surgical, Inc.	3,578
33		Merck & Co., Inc.	2,770
1,653	[1]	Moderna, Inc.	42,697
246	[1]	NeoGenomics, Inc.	1,899
80	[1]	Omnicell, Inc.	2,436
42	[1]	Privia Health Group, Inc.	1,046
63	[1]	Regeneron Pharmaceuticals, Inc.	35,423
174	[1]	Sarepta Therapeutics, Inc.	3,353
179	[1]	Teladoc Health, Inc.	1,384
6		Teleflex, Inc.	734
29	[1]	Tempus AI, Inc.	2,341
47	[1]	Veeva Systems, Inc.	14,002
2	[1]	Vertex Pharmaceuticals, Inc.	783
96	[1]	Waystar Holding Corp.	3,640
		TOTAL	420,942
		Industrials—9.9%
8		Allegion PLC	1,419
61		Allison Transmission Holdings, Inc.	5,178
95	[1]	APi Group Corp.	3,265
27		Apogee Enterprises, Inc.	1,176
61		Astronics Corp.	2,782
51		Atmus Filtration Technologies, Inc.	2,300
34		BlueLinx Holdings, Inc.	2,485
132		Delta Air Lines, Inc.	7,491
19	[1]	DXP Enterprises, Inc.	2,262
3		Eaton Corp. PLC	1,123
10		Emerson Electric Co.	1,312
104	[1]	GE Vernova, Inc.	63,950
21	[1]	Generac Holdings, Inc.	3,515
3		General Dynamics Corp.	1,023

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
25		Leidos Holdings, Inc.	$ 4,724
43		Masco Corp.	3,027
85		Paycom Software, Inc.	17,692
107		Pitney Bowes, Inc.	1,221
46	[1]	Proto Labs, Inc.	2,301
64		SkyWest, Inc.	6,440
62		Stanley Black & Decker, Inc.	4,608
35		Trane Technologies PLC	14,769
4	[1]	TransDigm, Inc.	5,272
208	[1]	Uber Technologies, Inc.	20,378
292	[1]	United Airlines Holdings, Inc.	28,178
340		Veralto Corp.	36,247
7		Xylem, Inc.	1,032
		TOTAL	245,170
		Information Technology—18.8%
18		Accenture PLC	4,439
182		Adobe, Inc.	64,200
217		Amkor Technology, Inc.	6,163
16	[1]	Arista Networks, Inc.	2,331
61	[1]	Axcelis Technologies, Inc.	5,956
35	[1]	Braze, Inc.	995
37		Clear Secure, Inc.	1,235
94	[1]	Credo Technology Group Holding Ltd.	13,687
4	[1]	Crowdstrike Holdings, Inc.	1,962
149		Dell Technologies, Inc.	21,124
743	[1]	Enphase Energy, Inc.	26,295
36	[1]	EPAM Systems, Inc.	5,428
157	[1]	Fortinet, Inc.	13,201
60	[1]	Freshworks, Inc.	706
23	[1]	Gitlab, Inc.	1,037
128	[1]	GoDaddy, Inc.	17,514
10	[1]	HubSpot, Inc.	4,678
44	[1]	Kyndryl Holdings, Inc.	1,321
65	[1]	Life360, Inc.	6,910
82		LiveRamp Holdings, Inc.	2,225
143		Microchip Technology, Inc.	9,183
2		Motorola Solutions, Inc.	915
148		NetApp, Inc.	17,532
256	[1]	Nutanix, Inc.	19,044
22	[1]	Okta, Inc.	2,017
130	[1]	ON Semiconductor Corp.	6,410
233	[1]	Palantir Technologies, Inc.	42,504
45	[1]	Palo Alto Networks, Inc.	9,163
211		Pegasystems, Inc.	12,133
25	[1]	Procore Technologies, Inc.	1,823
84	[1]	Pure Storage, Inc.	7,040
93	[1]	Q2 Holdings, Inc.	6,732
75	[1]	Qorvo, Inc.	6,831
13	[1]	Qualys, Inc.	1,720
40	[1]	RingCentral, Inc.	1,134
33	[1]	Rubrik, Inc.	2,714
186		Salesforce, Inc.	44,082

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
114		Skyworks Solutions, Inc.	$ 8,776
30	[1]	Synaptics, Inc.	2,050
30		TD SYNNEX Corp.	4,913
37		Teradyne, Inc.	5,093
150	[1]	UiPath, Inc.	2,007
124	[1]	Varonis Systems, Inc.	7,126
73	[1]	Zoom Communications, Inc.	6,023
133	[1]	Zscaler, Inc.	39,855
		TOTAL	468,227
		Materials—3.4%
49		Albemarle Corp.	3,973
125		Alcoa Corp.	4,111
174	[1]	Axalta Coating Systems Ltd.	4,980
845		Celanese Corp.	35,558
129		FMC Corp.	4,338
252		Mosaic Co./The	8,739
201		Newmont Corp.	16,946
22		Nucor Corp.	2,980
22		Steel Dynamics, Inc.	3,068
		TOTAL	84,693
		Real Estate—1.8%
252		American Healthcare REIT, Inc.	10,587
24	[1]	CBRE Group, Inc.	3,781
284		Kilroy Realty Corp.	11,999
158		SL Green Realty Corp.	9,450
110		Vornado Realty Trust, LP	4,458
68	[1]	Zillow Group, Inc.	5,062
		TOTAL	45,337
		Utilities—0.3%
32		Vistra Corp.	6,269
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,232,901)	2,230,144
		INVESTMENT COMPANY—78.7%
1,961,171		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[2] (IDENTIFIED COST $1,961,171)	1,961,171
		TOTAL INVESTMENT IN SECURITIES—168.3% (IDENTIFIED COST $4,194,072)	4,191,315
		OTHER ASSETS AND LIABILITIES - NET—(68.3)%[3]	(1,700,885)
		NET ASSETS—100%	$2,490,430
SECURITIES SOLD SHORT—(82.7)%
Shares			Value
		Communication Services—(5.7)%
138	[1]	Charter Communications, Inc.	$ 37,964
293	[1]	Magnite, Inc.	6,382
21	[1]	Take-Two Interactive Software, Inc.	5,426
169		TKO Group Holdings, Inc.	34,131
1,197	[1]	Trade Desk, Inc./The	58,665
		TOTAL	142,568
		Consumer Discretionary—(11.8)%
823	[1]	Caesars Entertainment, Inc.	22,241
78	[1]	CarMax, Inc.	3,500

Shares			Value
		Consumer Discretionary—continued
390	[1]	Cava Group, Inc.	$ 23,560
68		Churchill Downs, Inc.	6,597
184		D. R. Horton, Inc.	31,182
97		Dave & Buster’s Entertainment, Inc.	1,761
384	[1]	DraftKings, Inc.	14,362
90	[1]	Floor & Decor Holdings, Inc.	6,633
38	[1]	Fox Factory Holding Corp.	923
293		GameStop Corp.	7,993
89		Garmin Ltd.	21,914
75		Genuine Parts Co.	10,395
34	[1]	G-III Apparel Group Ltd.	905
6	[1]	Grand Canyon Education, Inc.	1,317
18		Lennar Corp., Class A	2,269
13		Lithia Motors, Inc.	4,108
66		LKQ Corp.	2,016
20		Nike, Inc., Class B	1,395
7	[1]	RH	1,422
50		Six Flags Entertainment Corp.	1,136
519		Starbucks Corp.	43,907
149	[1]	Tesla, Inc.	66,263
69		Wingstop, Inc.	17,366
		TOTAL	293,165
		Consumer Staples—(4.2)%
221	[1]	Bellring Brands, Inc.	8,033
95		Dollar General Corp.	9,818
38	[1]	elf Beauty, Inc.	5,034
54		Hershey Foods Corp.	10,101
816		Lamb Weston Holdings, Inc.	47,393
83	[1]	Monster Beverage Corp.	5,587
76	[1]	Performance Food Group Co.	7,907
33		Procter & Gamble Co.	5,071
66		Sysco Corp.	5,434
		TOTAL	104,378
		Energy—(3.7)%
311		ConocoPhillips	29,418
441		Diamondback Energy, Inc.	63,107
		TOTAL	92,525
		Financials—(9.5)%
44		Aon PLC	15,690
71		Ares Management Corp.	11,352
22	[1]	Berkshire Hathaway, Inc., Class B	11,060
2		BlackRock, Inc.	2,332
94		Blackstone, Inc.	16,060
459	[1]	Block, Inc.	33,172
87		Capital One Financial Co.	18,494
135		Citigroup, Inc.	13,702
22		Comerica, Inc.	1,507
5		Erie Indemnity Co.	1,591
146	[1]	Fiserv, Inc.	18,824
43		Glacier Bancorp, Inc.	2,093
421		KKR & Co., Inc.	54,709
235	[1]	Remitly Global, Inc.	3,830
27		SEI Investments Co.	2,291

Shares			Value
		Financials—continued
159	[1]	Shift4 Payments, Inc.	$ 12,307
26	[1]	StoneX Group, Inc.	2,624
66		Truist Financial Corp.	3,018
88	[1]	Upstart Holdings, Inc.	4,470
46		Webster Financial Corp. Waterbury	2,734
40		Wells Fargo & Co.	3,353
19		Western Alliance Bancorp	1,648
		TOTAL	236,861
		Health Care—(15.7)%
136	[1]	10X Genomics, Inc.	1,590
32	[1]	Akero Therapeutics, Inc.	1,519
353	[1]	Apellis Pharmaceuticals, Inc.	7,988
92	[1]	Arrowhead Pharmaceuticals, Inc.	3,173
21	[1]	Avidity Biosciences, Inc.	915
44	[1]	Axsome Therapeutics, Inc.	5,344
235		Becton Dickinson & Co.	43,985
76	[1]	Biohaven Ltd.	1,141
748	[1]	Centene Corp.	26,689
157	[1]	Cytokinetics, Inc.	8,629
44		Eli Lilly & Co.	33,572
82	[1]	Exact Sciences Corp.	4,486
104	[1]	HealthEquity, Inc.	9,856
285	[1]	Hims & Hers Health, Inc.	16,165
121	[1]	Immunovant, Inc.	1,951
20	[1]	Inspire Medical Systems, Inc.	1,484
17	[1]	Madrigal Pharmaceuticals, Inc.	7,797
69	[1]	Masimo Corp.	10,181
137		Medtronic PLC	13,048
8	[1]	Molina Healthcare, Inc.	1,531
77	[1]	PTC Therapeutics, Inc.	4,726
39	[1]	Repligen Corp.	5,213
232	[1]	Revolution Medicines, Inc.	10,834
70	[1]	Scholar Rock Holding Corp.	2,607
359	[1]	Summit Therapeutics, Inc.	7,417
104		Thermo Fisher Scientific, Inc.	50,442
80	[1]	TransMedics Group, Inc.	8,976
315	[1]	Ultragenyx Pharmaceutical, Inc.	9,475
180		UnitedHealth Group, Inc.	62,154
586	[1]	Vaxcyte, Inc.	21,108
62	[1]	Viking Therapeutics, Inc.	1,629
19		West Pharmaceutical Services, Inc.	4,984
		TOTAL	390,609
		Industrials—(8.4)%
5		3M Co.	776
88		Aaon, Inc.	8,223
26	[1]	Aerovironment, Inc.	8,187
53	[1]	Ameresco, Inc.	1,780
92		Avis Budget Group, Inc.	14,773
8	[1]	Axon Enterprise, Inc.	5,741
18	[1]	Builders Firstsource, Inc.	2,183
8		Carpenter Technology Corp.	1,964
7		Caterpillar, Inc.	3,340
311		Concentrix Corp.	14,353

Shares			Value
		Industrials—continued
250	[1]	Copart, Inc.	$ 11,242
34	[1]	Core & Main, Inc.	1,830
280	[1]	Driven Brands Holdings, Inc.	4,511
94		Fastenal Co.	4,610
6	[1]	FTI Consulting, Inc.	970
170	[1]	GXO Logistics, Inc.	8,991
6		Herc Holdings, Inc.	700
49		Honeywell International, Inc.	10,315
23		Huntington Ingalls Industries, Inc.	6,622
162		Ingersoll-Rand, Inc.	13,384
9		Kirby Corp.	751
215		Knight-Swift Transportation Holdings, Inc.	8,495
11		L3Harris Technologies, Inc.	3,360
33	[1]	Mercury Systems, Inc.	2,554
194	[1]	NEXTracker, Inc.	14,354
30		Old Dominion Freight Lines, Inc.	4,223
31		PACCAR, Inc.	3,048
473	[1]	QXO, Inc.	9,015
55		RTX Corp.	9,203
88	[1]	Saia, Inc.	26,344
11		United Parcel Service, Inc.	919
20		Vicor Corp.	994
		TOTAL	207,755
		Information Technology—(15.6)%
146	[1]	Advanced Micro Devices, Inc.	23,621
233	[1]	Allegro MicroSystems, Inc.	6,804
33	[1]	Appian Corp.	1,009
19		Applied Materials, Inc.	3,890
12	[1]	Astera Labs, Inc.	2,350
42	[1]	Cadence Design Systems, Inc.	14,753
43		Cisco Systems, Inc.	2,942
878	[1]	Clearwater Analytics Holdings, Inc.	15,822
178	[1]	D-Wave Quantum, Inc.	4,398
70		Entegris, Inc.	6,472
79	[1]	First Solar, Inc.	17,422
32	[1]	Globalfoundries, Inc.	1,147
60	[1]	Impinj, Inc.	10,845
342		Intel Corp.	11,474
251	[1]	IonQ, Inc.	15,436
111		Marvell Technology, Inc.	9,332
152	[1]	MongoDB, Inc.	47,178
122	[1]	nCino, Inc.	3,307
31		Oracle Corp.	8,718
40	[1]	Par Technology Corp.	1,583
17	[1]	PTC, Inc.	3,451
9	[1]	Sitime Corp.	2,712
159	[1]	Sprout Social, Inc.	2,054
126	[1]	Strategy, Inc., Class A	40,598
756	[1]	Super Micro Computer, Inc.	36,243
76	[1]	Synopsys, Inc.	37,498
33		Ubiquiti Networks, Inc.	21,799
341	[1]	Unity Software, Inc.	13,654

Shares			Value
		Information Technology—continued
1,100	[1]	Zeta Global Holdings Corp.	$ 21,857
		TOTAL	388,369
		Materials—(4.2)%
139		Air Products & Chemicals, Inc.	37,908
1,721		Dow, Inc.	39,463
307		International Paper Co.	14,245
69		LyondellBasell Industries N.V.	3,384
49	[1]	MP Materials Corp.	3,286
69		Smurfit WestRock PLC	2,937
43		Westlake Corp.	3,314
		TOTAL	104,537
		Real Estate—(2.7)%
240		Alexandria Real Estate Equities, Inc.	20,002
7		Digital Realty Trust, Inc.	1,210
2		Equinix, Inc.	1,566
131		Extra Space Storage, Inc.	18,463
328		Healthcare Realty Trust, Inc.	5,914
45		ProLogis, Inc.	5,153
228		Realty Income Corp.	13,860
73		Weyerhaeuser Co.	1,810
		TOTAL	67,978
		Utilities—(1.2)%
57		Brookfield Renewable Corp.	1,962
147		NextEra Energy, Inc.	11,097
138		Sempra Energy	12,417
15		Southwest Gas Holdings, Inc.	1,175
46		Xcel Energy, Inc.	3,710
		TOTAL	30,361
		Total Securities Sold Short (PROCEEDS $2,064,306)	$2,059,106

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$—
Purchases at Cost	$1,966,089
Proceeds from Sales	$(4,918)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$1,961,171
Shares Held as of 9/30/2025	1,961,171
Dividend Income	$1,205
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.